Note 35 - Share Buyback Program	12 Months Ended
Dec. 31, 2025
Note 35 - Share Buyback Program
Note 35 - Share Buyback Program

35     Share buyback programs

First share buyback program

On November 1, 2023, the Company’s board of directors approved a share buyback program of up to $1.2 billion, to be executed within a year, with the intention to cancel the ordinary shares acquired through the program. The share buyback program was carried out under the authority granted by the annual general meeting of shareholders held on June 2, 2020, up to a maximum of 10% of the Company’s shares.

For purposes of carrying out each tranche of the first share buyback program, the Company entered into non-discretionary buyback agreements with primary financial institutions that made trading decisions concerning the timing of the purchases of the Company’s ordinary shares independently of and uninfluenced by Tenaris and acted in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.

During the first share buyback program, which was divided into four tranches and ran from November 5, 2023, to (and including) August 2, 2024, the Company repurchased 71,679,768 ordinary shares, representing 6.07% of the Company’s issued share capital as measured at the beginning of the first program, for a total consideration of approximately $1.2 billion (excluding incidental transaction fees).

The shares acquired during the first tranche of the first share buyback program were cancelled at the extraordinary shareholders meeting held on April 30, 2024, and the remaining shares acquired during the second, third and fourth tranches of the first share buyback program were cancelled at the extraordinary shareholders meeting held on May 6, 2025, as further described below.

Second share buyback program

On November 6, 2024, the Company’s board of directors approved a follow-on share buyback program of up to $700 million (excluding incidental transaction fees), subject to a maximum of 46,373,915 ordinary shares, representing the remaining 3.93% of the Company’s issued share capital (measured as of the launch of the first share buyback program), to complete the maximum of 10% of the share capital that could be repurchased by the Company at the time, with the intention to cancel the ordinary shares acquired through the program. The second share buyback program was carried out under the authority granted by the annual general meeting of shareholders held on June 2, 2020, to repurchase up to a maximum of 10% of the Company’s shares.

For purposes of carrying out the second share buyback program, the Company entered into a non-discretionary buyback agreement with a primary financial institution, which made trading decisions concerning the timing of the purchases of the Company’s shares independently of and uninfluenced by Tenaris and acted in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.

During the second share buyback program, which ran from November 11, 2024, to (and including) March 4, 2025, the Company repurchased 36,862,132 ordinary shares, representing 3.12% of the Company’s issued shares as measured at the beginning of the first share buyback program, for a total consideration of approximately $700 million (excluding incidental transaction fees).

On May 6, 2025, the extraordinary shareholders meeting approved the cancellation of 90,762,598 ordinary shares held in treasury by the Company, which had been acquired during the second, third and fourth tranches of the first share buyback program and second share buyback program, and resolved to approve the corresponding reduction of the issued share capital of the Company and the amendment of the first paragraph of article 5 of the Company’s articles of association. As a result, effective May 6, 2025, the issued share capital of the Company was reduced from $1,162,757,528 (represented by 1,162,757,528 shares with a par value of $1 per share) to $1,071,994,930 (represented by 1,071,994,930 shares with a par value of $1 per share).

Third share buyback program

The Company’s ordinary shareholders meeting held on May 6, 2025, renewed the authorization to purchase, acquire or receive, from time to time, Company shares, including shares represented by ADRs, on such terms and conditions as may be approved by the board of directors up to a maximum of 10% of the Company’s shares.

On May 27, 2025, the Company’s board of directors approved a third share buyback program of up to $1.2 billion (excluding incidental transaction fees), to be executed within a year, with the intention to cancel the ordinary shares acquired through the program. The third share buyback program is carried out under the authority granted by the annual general meeting of shareholders held on May 6, 2025, up to a maximum of 10% of the Company’s shares.

The third share buyback program is divided into tranches. The first tranche of the program covered up to $600 million (excluding incidental transaction fees) and ran from June 9, 2025, until December 8, 2025, but was completed on September 30, 2025. Under this tranche the Company acquired a total of 33,059,955 ordinary shares, for approximately $584 million. Ordinary shares purchased under the third share buyback program are intended to be cancelled in due course. For purposes of carrying out each tranche of the third share buyback program, the Company entered into a non-discretionary buyback agreement with a primary financial institution, which makes trading decisions concerning the timing of the purchases of the Company’s shares independently of and uninfluenced by Tenaris and acts in compliance with applicable rules and regulations, including the Market Abuse Regulation 596/2014 and the Commission Delegated Regulation (EU) 2016/1052.

The second tranche of the program covers up to the remaining $600 million (excluding incidental transaction fees) and started on November 3, 2025, and will end no later than April 30, 2026. Under this tranche and until December 31, 2025, the Company acquired a total of 28,271,779 ordinary shares, out of which 27,111,017 were settled and are held as treasury shares for approximately $541 million.

As of December 31, 2025, and 2024, the Company held a liability in connection to the shares to be settled under the share buyback programs that amounted to $58.9 million and $243.3 million, respectively.

During the year ended December 31, 2025, the Company purchased 12,277,261 shares for approximately $235 million under the second share buyback program and 60,170,972 shares for approximately $1,125 million under the third share buyback program.

Comparatively, during the year ended December 31, 2024, the Company purchased 83,616,548 shares for approximately $1,442 million.

As of December 31, 2025, the Company held in treasury 60,170,972 ordinary shares repurchased under the third share buyback program. Ordinary shares repurchased under such program are being held in treasury (with their voting rights suspended) and the Company intends to cancel all treasury shares purchased under the third share buyback program in due course.

Further information on the share buyback programs and share repurchases thereunder is available on Tenaris’s corporate website under the Share Buyback Program Section.